Loans and borrowings - Schedule of Borrowings' Interest Conditions (Details) - Senior security term loan	Jun. 06, 2024	Nov. 24, 2023
> 3.30x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
≤ 3.30x > 2.80x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.75%
≤ 2.80x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.50%
> 2.00x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.25%
≤ 2.00x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%